Other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Deferred Revenue	$ 10,509	$ 4,120
Sale Leaseback Transaction, Deferred Gain, Gross		3,600
Unfavorable Charter Party Contracts, Current	672	674	$ 1,567
Other Sundry Liabilities, Current	3,178	8,862
Other Liabilities, Current	14,617	13,993	$ 28,180
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Sale Leaseback Transaction, Deferred Gain, Gross	$ 258	$ 337